Investment Objectives and Goals - Prospectus Summary	Jul. 31, 2025
Lord Abbett Investment Grade Floating Rate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Investment Grade Floating Rate Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of current income.
Lord Abbett Short Duration High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration High Yield Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Lord Abbett International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of income exempt from U.S. federal income tax.
Lord Abbett Diversification Shares: Core Completion Fund
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Diversification Shares: Core Completion Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of current income.
Lord Abbett Diversification Shares: Core Plus Completion Fund
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Diversification Shares: Core Plus Completion Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of current income.